EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2015-A
Monthly Servicer's Statement
for the month ended December 31, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	25.93%
From	01-Dec-16	15-Dec-16	17-Jan-17	Floating Allocation Percentage at Month-End	79.29%
To	31-Dec-16	17-Jan-17
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2015-A balances were:		Payment Date	Period	Period
		1/16/2018	1/1/2019	No
Notes	$900,000,000.00
A1	550,000,000.00
A2	350,000,000.00
Principal Amount of Debt	900,000,000.00
Required Overcollateralization	$211,140,000.00
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$0.00
Series Nominal Liquidation Amount	1,111,140,000.00

Required Participation Amount	$1,111,140,000.00		Accumulation Account
Excess Receivables	$325,516,361.82		Beginning	-
			Payout	-
Total Collateral	1,436,656,361.82		Additions	-
			Ending Balance	-
Collateral as Percent of Notes	159.63%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		A1 Days	33
	Total Pool		A1 LIBOR	0.703890%
Beginning Gross Principal Pool Balance	$6,030,382,629.26		A1 Applicable Margin	0.400000%
Total Principal Collections	$(2,150,897,879.44)			1.103890%
Investment in New Receivables	$2,307,736,463.15				1.23%
Receivables Added for Additional Accounts	$0.00		A2 Days	30
Repurchases	$(29,372,499.98)		A2 Fixed Rate	1.440000%
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	$(614,219,672.48)			Actual	Per $1000
Less Servicing Adjustment	$(3,815,897.49)		Interest A1	556,544.54	0.56
Ending Balance	$5,539,813,143.02		Principal A1	-	$0.00

SAP for Next Period	25.93%				0.56

Average Receivable Balance	$5,464,218,890.81			Actual	Per $1000
Monthly Payment Rate	39.36%		Interest A2	420,000.00	0.42
			Principal A2	-	$0.00
Interest Collections
During the past collection period, the following activity occurred:					0.42

	NMOTR		Total Due Investors	976,544.54	1.183690%
	Total Pool		Servicing Fee	$925,950.00
Total Interest Collections	$13,228,483.79		Excess Cash Flow	817,706.86
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$13,228,483.79
			Reserve Account

			Required Balance	$4,500,000.00
			Current Balance	$4,500,000.00
			Deficit/(Excess)	$-